STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
Stockholders Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]
NOTE 8:-	STOCKHOLDERS’ EQUITY

a.	Common Stock:
Pursuant to the Merger as described in Note 1a., the capital structure of the Company changed, and such change has been given retroactive treatment in the Company's balance sheets. Pursuant to the Merger Agreement, all shares of Ucansi’s common and preferred stock that were issued and outstanding immediately preceding the Merger were converted into the right to receive an aggregate of approximately 40,000,000 shares of Common Stock after giving effect to a 7.68-for-1 forward split (effected as a stock dividend).
Each outstanding share of common stock is entitled to one vote per share with respect to each matter on which holders of common stock are entitled to vote. Holders of Common Stock are entitled to receive dividends or other distributions when and if declared by the Company's board of directors, subject to any rights of the holders of other classes of our capital stock and the availability of sufficient funds under applicable law to pay dividends. In the event of the liquidation of the Company, subject to the rights, if any, of the holders of other classes of our capital stock, the holders of common stock are entitled to receive any of our assets available for distribution to our shareholders ratably in proportion to the number of shares held by them.

b.
On the closing date of the merger, the Company consummated a private placement (the “Private Placement”) in connection with which the Company entered into subscription agreements with certain private investors (the “Investors”), pursuant to which the Investors purchased an aggregate of 2,490,000 units (each, a “Unit”), for a purchase price in cash of $1.25 per Unit, each of which comprised one share of common stock and one five-year warrant to purchase one share of common stock at an exercise price of $1.25 per share. Before expenses, the Company received an aggregate of approximately $3,112 in gross proceeds from the issuance of the Units. The Company issued the Units in reliance upon the exemption from registration contained in Section 4(a)(2) of the Securities Act. The Investors represented to the Company that they were “accredited investors” as defined in Rule 501(a) under the Act and that the Units were being acquired for investment purposes

c.	Preferred Stock:
The Company's board of directors may issue shares of preferred stock in one or more series without shareholder approval, and each such series of preferred stock may have such preferences, liquidation, dividend, voting and other rights and limitations as the Company's board of directors may determine, any of which could adversely affect the relative rights of the holders of Common Stock. Additionally, the Company's board of directors could authorize and issue preferred stock as a method of discouraging, delaying or preventing a change in control of the Company or making removal of management more difficult.
Prior to the Merger the Company had 11,794,568 outstanding shares of Series A preferred stock. All shares of Series A Preferred (A1 thought A-7) conferred upon their holders the right to vote with holders of the Company’s shares of common stock on an as-converted into common stock basis. Each share of Series A Preferred was entitled to dividends when and if declared by the Board of Directors of the Company, pro rata among themselves and on an as converted into common stock basis. Each share of Series A Preferred was initially convertible into one share of common stock according to the terms set in each of the series A preferred stock agreements. On July 30, 2013, all the then outstanding shares of Series A Preferred Stock, comprising an aggregate of 11,794,568 shares, were converted into the same amount of shares of Ucansi's common stock, which was then exchanged for shares of the Company.

Shares of Series A-1 Preferred - were issued to Odysseus Ventures LLP, a limited liability partnership (the “Seed Investor”), on September 10, 2008 pursuant to a stock purchase agreement entered into by and among the Company, Dr. Uri Polat (the “Founder”) and the Seed Investor pursuant to which the Seed Investor purchased 1,540,859 shares of Common Stock and 2,560,389 shares of Series A-1 Preferred Stock, for a total consideration of $250 paid by the Seed Investor on the Company's inception date February 5, 2007. A sum of $167 was paid to purchase the 2,560,389 shares of Series A-1 Preferred Stock, the remaining $83 were paid in consideration of the 1,540,859 shares of Common Stock.

802,929 Shares of Series A-2 Preferred and were issued to certain investors on September 10, 2008 pursuant to a stock purchase agreement at an aggregated purchase price of $392.

Shares of Series A-3 Preferred were issued to investors during the period November 2008 through December 2010 for an aggregated purchase price of $1,043. 777,612, 410,175, and 414,784 shares of Series A-3 Preferred were issued during the years 2010, 2009 and 2008 respectively. Each Series A-3 received an annual dividend of 10% compounded annually. Out of the $1,043 the aggregated purchase price, a sum of $783 was paid to purchase shares of Series A-3 Preferred Stock, and a sum of $260 was paid to purchase warrants (see note 8.i below). Series A-3 Preferred Stock in the amount of $783 were classified outside of permanent equity as temporary equity since the holder could trigger redemption under ASC 480-10S99 (EITF Topic D-98) and the redemption was not solely within the control of the issuer. Upon the occurrence of certain events, shares of Series A-3 Preferred Stock were exchanged into shares of the Company’s subsequently issued securities or shares of Series A-7 Preferred Stock in accordance with the terms set forth in an amendment to the original Series A-3 Purchase Agreements (the “Series A-3 Amendment”), and, as of November 10, 2012, all shares of Series A-3 Preferred and the 10% accrued dividend on the Series A-3 Preferred were exchanged into 2,510,293 shares of Series A-7 Preferred based on a $17,500 pre-money valuation of the Company .

Shares of Series A-4 Preferred were issued to investors during November 2010 through November 2012 at an aggregated purchase price of $2,250 as follows: 1,228,988, 691,306 and 1,536,235 shares of Series A-4 Preferred were issued during the years 2012, 2011 and 2010 respectively. Upon the occurrence of certain events, shares of Series A-4 Preferred Stock were exchanged into shares of the Company’s subsequently issued securities or shares of Series A-7 Preferred Stock in accordance with the terms set forth in an amendment to the original Series A-4 Purchase Agreements (the “Series A-4 Amendment”), and, as of November 10, 2012, all shares of Series A-4 Preferred were converted into 4,098,983 shares of Series A-7 Preferred based on a $17,500 pre-money valuation of the Company.

Shares of Series A-5 Preferred were issued to investors at an aggregated purchase price of $230 during the year 2011. During 2013 all shares of Series A-5 Preferred were converted into shares of A-7 preferred stock based on a $17,500 pre-money valuation of the Company.

On November 28, 2012, the Company entered into a stock purchase agreement with certain investors, pursuant to which the Company issued and sold an aggregate of 1,290,438 shares of its Series A-6 Preferred or aggregate consideration of $834 (a total of $840, less $6 issuing expenses). The terms of the Series A-6 Preferred were substantially similar to the terms of the Series A-5 Preferred.

On November 9, 2012, the Company entered into amendments to the original Series A-3 Preferred, Series A-4 Preferred and Series A-5 Preferred purchase agreements (the “Series A Amendments”). On November 10, 2012 all issued and outstanding shares of Series A-3 Preferred and Series A-4 Preferred were exchanged for 6,609,276 shares of Series A-7 Preferred in accordance with the terms set forth in the Series A Amendments.

On July 30, 2013 the Company converted all 11,794,568 outstanding shares of preferred stock into the same number of shares of common stock.
c.	Restricted Shares
Upon the closing of the Merger, the Company entered into new employment and consulting agreements with its executive officers, pursuant to which the Company granted Messrs. Madar and Shaffir 200,000 and 300,000 shares, respectively, of restricted Common Stock, vesting in substantially equal amounts on the first, second and third anniversaries of the date of grant. Upon appointment as Chairman of the Board, the Company granted Mr. Novik 300,000 shares of restricted Common Stock, which vest in substantially equal monthly installments over a period of 12 months from the date of grant.

The Company accounts for employees’ and directors’ restricted stock compensation in accordance with ASC 718, "Share-Based Payment" and for nonemployees' restricted stock compensation in accordance with ASC 505-50, “Equity Based Payments to Non Employees”.
The total restricted stock compensation expenses recognized in 2013 and 2012 were $337 and $0, respectively. Ttotal unrecognized estimated compensation cost related to non-vested restricted stock granted through 2013 was $790, which is expected to be recognized over a weighted average period of 1.32 year.

d.	Stock options
Upon the closing of the Merger, the Company adopted the GlassesOff Inc. 2013 Incentive Compensation Plan (the “Equity Incentive Plan”). The number of shares of Common Stock authorized for issuance under the Equity Incentive Plan is 14,000,000 shares.
Options granted under the Equity Incentive Plan and the related award agreements expire ten years from the date of grant, unless earlier terminated in accordance with the terms of such grants. Options no longer vest following the termination of the grant recipient’s employment or other relationship with the Company.
The Company assumed all of Ucansi’s options that were issued and outstanding immediately prior to the Merger and issued to the holders of such securities in exchange therefore options to acquire approximately 9,019,872 shares of the Company's common stock in terms similar to the terms of Ucansi's options.
The Company accounts for employees’ and directors’ stock-based compensation in accordance with ASC 718, "Share-Based Payment". ASC 718 requires companies to estimate the fair value of equity-based payment awards at the date of grant. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statements.
The Company recognizes compensation expenses for the value of awards granted based on the straight line method over the requisite service period, net of estimated forfeitures.
The Company applies ASC 505-50, “Equity Based Payments to Non Employees” (“ASC 505-50”), with respect to options issued to non-employees. The Company has accounted for these grants under the fair value method of ASC 505-50, estimated using the Black-Scholes Merton option-pricing model.

e.	Employees stock options:

Following is a summary of the changes of the stock options granted to employees during 2013 and 2012:

	December 31, 2013
	Number of Options	Exercise Price
Outstanding at the beginning of the year	4,983,888	$0.0013
Granted	-
Exercised	-
Reinstatement of options (*)	117,775	$0.0013
Outstanding at the end of the year	5,101,663	$0.0013

Options exercisable	4,839,243	$0.0013

	December 31, 2012
	Number of Options	Exercise Price
Outstanding at the beginning of the year	117,775	$0.0013
Granted	4,983,888	$0.0013
Exercised	(117,775)	$0.0013
Outstanding at the end of the year	4,983,888	$0.0013

Options exercisable	3,788,213	$0.0013

Weighted average fair value of options granted during 2012		$0.2955

(*) During 2012 a former employee and consultant exercised his options to purchase 117,775 shares of the Company's common stock. The exercise was canceled in July 2013 and the options were reinstated. There was no cost to the company as a result of this transaction.

Following is a summary of changes in nonvested shares granted to employees during the years 2013 and 2012:

	December 31, 2013
	Number of Options	Weighted Average Fair Value
Balance at the beginning of the year	1,195,675	$0.2955
Granted	-	-
Vested during the year	933,255	$0.2955
Forfeited during the year	-	-
Balance at the end of the year	262,420	$0.2955

	December 31, 2012
	Number of Options	Weighted Average Fair Value
Balance at the beginning of the year
Granted	4,983,888	$0.2955
Vested during the year	3,788,213	$0.2955
Forfeited during the year	-	-
Balance at the end of the year	1,195,675	$0.2955

The total unrecognized estimated compensation cost related to non-vested employees' stock options granted until December 31, 2013 was $43 which is expected to be recognized over a weighted average period of 2.15 years.
Compensation costs charged to operations for 2013, 2012 and for the period from February 5, 2007 (date of inception) amounted to $284, $1,148 and $1,491, respectively.
Cash received upon exercise under the Equity Incentive Plans during 2013 and 2012 was $0 and less than $1, respectively.

The options outstanding as of December 31, 2013 have been separated by exercise prices, as follows:

Exercise Price	# of Options Outstanding	Average Remaining Contractual Life (years)
$0.0013	5,101,663	8.39
	5,101,663
The total aggregate intrinsic value of options to employees outstanding at December 31, 2013 was $ 11,217.

The options exercisable as of December 31, 2013 have been separated by exercise prices, as follows:

Exercise Price	# of Options Exercisable	Average Remaining Contractual Life (years)
$0.0013	4,839,243	8.39
	4,839,243
The total aggregate intrinsic value of options to employees exercisable at December 31, 2013 was $ 10,640.

f.	Options to nonemployees:

Following is a summary of the changes of the stock options granted to nonemployees during 2013 and 2012:

	December 31, 2013
	Number of Options	Exercise Price
Outstanding at the beginning of the year	3,626,531	$0.0374
Granted	164,108	$0.0013
Exercised	-	-
Reinstatement of options (*)	245,798	$0.0013
Forfeited	(118,228)	$0.0013
Outstanding at the end of the year	3,918,209	$0.0370

Options exercisable	3,774,187	$0.0291

	December 31, 2012
	Number of Options	Exercise Price
Outstanding at the beginning of the year	1,051,353	$0.1343
Granted	2,820,976	$0.0013
Exercised	(245,798)	$0.0013
Outstanding at the end of the year	3,626,531	$0.0399

Options exercisable	3,338,494	$0.0222

Weighted average fair value of options granted during 2013		$0.85

(*) During 2012 a former employee and consultant exercised his options to purchase 245,798 shares of the Company's common stock. The exercise was canceled in July 2013 and the options were reinstated. There was no cost to the company as a result of this transaction.

The total aggregate intrinsic value of options to nonemployees outstanding at December 31, 2013 was $8,475.
The total aggregate intrinsic value of options to nonemployees exercisable at December 31, 2013 was $8,193.

Following is a summary of changes in nonvested options to nonemployees during the years 2013 and 2012:
	December 31, 2013
	Number of Options	Weighted Average Fair Value
Balance at the beginning of the year	288,037	$0.1989
Granted	164,108	$0.8500
Vested during the year	(308,123)	$0.7959
Balance at the end of the year	144,022	$1.9555

	December 31, 2012
	Number of Options	Weighted Average Fair Value
Balance at the beginning of the year	432,060	$0.2441
Granted	2,820,976	$0.2955
Vested during the year	(2,964,999)	$0.2916
Balance at the end of the year	288,037	$0.1989

The Company accounted for these grants under the fair value method of ASC 505-50. Compensation costs charged to operations for 2013, 2012 and for the period from February 5, 2007 (date of inception) amounted to $451, $844 and $1,489 respectively.
Cash received upon exercise under the Equity Incentive Plans during 2013 and 2012 was $0 and less than $1, respectively.
The total unrecognized estimated compensation cost related to nonvested stock options granted to nonemployees at December 31, 2013 was $34 which is expected to be recognized over a weighted average period of 0.48 years.

g.	Total stock options compensation expenses recognized in 2013, 2012 and for the period of inception (February 5, 2007) thought December 31, are as follows:

			Period of inception
			(February 5, 2007)
	Year ended December 31,		through December 31,
	2013	2012	2013
Research and development	$389	$1,241	$1,874
General and administrative	305	751	1,065
Sales and marketing	41	-	41
	$735	$1,992	$2,980

h.	Warrants
Pursuant to the Merger Agreement, the Company assumed all of Ucansi's warrants that were issued and outstanding immediately prior to the Merger and issued to the holders of such securities in exchange therefor warrants to acquire approximately 7,603,795 shares of common stock.

The following is a summary of the warrants granted:
	as of December 31, 2013
	Number of outstanding warrants	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding at January 1, 2013	7,603,795	$0.91	4.87
Issued in a private placement	2,490,000	$1.25	4.58
Exercised	(80,291)	$0.49	5.12
Outstanding at December 31, 2013	10,013,504	$1.00	4.04

	as of December 31, 2012
	Number of outstanding warrants	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding at January 1, 2012	4,880,636	$0.91	5.69
A-3 warrants exchanged to A-7	(4,807,711)	$0.91	4.86
A-7 warrants granted in exchange to A-3	7,530,870	$0.91	4.86
Outstanding at December 31, 2012	7,603,795	$0.91	4.87